Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2016 were as follows:

Years Ended December 31	RMB	US$
2017	71,839,452	10,347,033
2018	61,417,714	8,845,991
2019	50,316,494	7,247,083
2020	43,588,626	6,278,068
2021 and after	131,776,349	18,979,742
Total	358,938,635	51,697,917